Interest income and gains (losses) on financial instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Interest income and gains (losses) on financial instruments at fair value	$ 312,776	$ 88,658	$ 57,832
Total interest income and gains (losses) on financial instruments	1,046,746	382,922	337,851
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Interest income – other assets at amortized cost	66,202	37,833	56,817
Financial assets, at fair value	309,196	84,819	60,151
Other assets [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	3,580	3,839	(2,319)
Credit Card 1 [Member]
IfrsStatementLineItems [Line Items]
Interest income – other assets at amortized cost	375,067	217,505	214,589
Loans to consumers [member]
IfrsStatementLineItems [Line Items]
Interest income – other assets at amortized cost	$ 292,701	$ 38,926	$ 8,613